NOTE PAYABLE - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Apr. 19, 2013
Note Payable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.75
Interest Expense, Debt		$ 2,765	$ 8,294	$ 2,765	$ 8,294	$ 11,059
Debt instrument, unamortized discount		964,060		964,060		955,766
Loans
Note Payable [Line Items]
Notes Payable, Total		$ 944,707		944,707		944,707
2014 Warrant
Note Payable [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued				$ 55,293		$ 55,293
Fair Value Assumptions, Risk Free Interest Rate				2.64%		2.64%
Fair Value Assumptions, Expected Dividend Rate				0.00%		0.00%
Fair Value Assumptions, Expected Term				10 years		10 years
Fair Value Assumptions, Expected Volatility Rate				114.00%		114.00%
Massachusetts Life Sciences Center
Note Payable [Line Items]
Subordinated Debt	$ 1,000,000
Debt Instrument, Payment Terms	The loan bears interest at a rate of 10% per annum, and will become fully due and payable on the earlier of (i) September 30, 2018, (ii) the occurrence of an event of default under the MLSC Loan Agreement, or (iii) the completion of a sale of substantially all of our assets, a change-of-control transaction or one or more financing transactions in which we receive from third parties other than our then existing shareholders net proceeds of $5,000,000 or more in a 12-month period.
Warrants Issued To Purchase Of Common Stock	145,985
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.27